AMALGAMATION (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
SUMMARY OF COST OF ACQUISITION

The costs of the acquisition have been allocated as follows:

FV of shares transferred	$77,431,152
FV of options, warrants and agent warrants	9,665,577
FV of preferred shares	31,516
Settlement of pre-existing relationship – 15% warrant and shares*	(47,985,863)

Total FV of consideration transferred	$39,142,383

Cash	$11,051,917
Trade and other receivables	450,522
Property, plant and equipment	14,111
Trade payables and accrued liabilities	(1,548,582)
Net assets acquired	9,967,968

Loss on acquisition	29,174,415
$39,142,383

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF OPTIONS AND WARRANTS

The fair value of NAN’s options and warrants as at August 3, 2022 was calculated using the following assumptions:

As of August 3, 2022	Warrants	Options
Expected dividend yield	0%	0%
Share price of last financing	$0.48	$0.48
Expected share price volatility	64.91% -113.22%	133.15% - 143.3%
Risk free interest rate	3.18%	2.85% - 3.08%
Remaining life of warrants & options	0.03 - 2 years	2.56 – 4.23 years